Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares
Schedule Of Computation Of Basic And Diluted Earnings Per Share Abstract
Net profit (loss) attributed to owners of the Company (in Euro)		€ (6,524)	$ (6,791)	€ 2,219	€ (357)
Net profit (loss) attributed to owners of the Company from continuing operations (in Euro)		(6,661)		4,006	(1,068)
Net profit (loss) attributed to owners of the Company from discontinued operation. See Note 23. (in Euro)		€ 137		€ (1,787)	€ 711
Weighted average ordinary shares outstanding (in Shares) | shares	[1]	12,852,585	12,852,585	12,852,585	12,850,118
Stock options and warrants (in Euro)				€ 3,462
Diluted weighted average ordinary shares outstanding (in Shares) | shares	[2]	12,852,585	12,852,585	12,856,047	12,850,118
Basic net earning (loss) per share | (per share)		€ (0.51)	$ (0.53)	€ 0.17	€ (0.03)
Diluted net earning (loss) per share | (per share)		(0.51)	(0.53)	0.17	(0.03)
Basic profit (loss) per share from continuing operations | (per share)		(0.52)	(0.54)	0.31	(0.08)
Diluted profit (loss) per share from continuing operations | (per share)		(0.52)	(0.54)	0.31	(0.08)
Basic profit (loss) per share from discontinued operation | (per share)		0.01	0.01	(0.14)	0.05
Diluted profit (loss) per share from discontinued operation | (per share)		€ 0.01	$ 0.01	€ (0.14)	€ 0.05

[1]	Net of treasury shares.
[2]	In 2024, 2023 and 2022 share options and warrants did not have a dilutive effect.